OPERATING LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) containership	Dec. 31, 2015 USD ($) containership	Dec. 31, 2014 USD ($) containership
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2017	$ 245,539
2018	230,380
2019	205,314
2020	186,447
2021	138,058
Thereafter	177,428
Total minimum lease revenues	1,183,166
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	2,154,994	$ 1,964,852
Accumulated depreciation	417,825	323,535
Vessels and equipment, net	1,737,169	1,641,317
Vessel impairment charge	$ 5,314	$ 42,410	$ 11,800
Number of container vessels impaired | containership	1	2	5
Property Subject to Operating Lease [Member]
Vessel impairment charge	$ 4,800	$ 29,200